Subsequent Events - Additional Information (Detail)				1 Months Ended							12 Months Ended		0 Months Ended							0 Months Ended
	Apr. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member] RUB	Apr. 30, 2013 Maximum [Member]	Apr. 30, 2013 Moscow Credit Bank [Member] Subsequent event [Member] Short-Term Credit Facility [Member] USD ($)	Mar. 31, 2013 Moscow Credit Bank [Member] Subsequent event [Member] Short-Term Credit Facility [Member] USD ($)	Apr. 30, 2013 VTB Bank [Member] Subsequent event [Member] Amended Agreement [Member] USD ($) Tranches	Apr. 30, 2013 VTB Bank [Member] Subsequent event [Member] Amended Agreement [Member] RUB Tranches	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Ural Stampings Plant (USP) [Member] USD ($)	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Ural Stampings Plant (USP) [Member] RUB	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Izhstal [Member]	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Gazprombank [Member] USD ($)	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Gazprombank [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Dec. 31, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member]	Dec. 07, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member] USD ($)	Dec. 07, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Jan. 09, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member] RUB	Dec. 31, 2012 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member]	Jan. 09, 2013 Port Vanino [Member] Investors [Member] Subsequent event [Member] Common shares [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Subsequent event [Member] USD ($)	Feb. 18, 2013 Romanian Plants disposal [Member] Subsequent event [Member] RON	Feb. 18, 2013 Romanian Plants disposal [Member] Mechel Targoviste S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Mechel Campia Turzii S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Ductil Steel S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Laminorul S.A. [Member] Subsequent event [Member]
Subsequent Event [Line Items]
Business acquisition, shares acquired														21,892	21,892	23,307	74,195	74,195		16,039	16,039	16,039
Business acquisition, percentage shares acquired														21.64%	21.64%	23.04%	73.33%	73.33%		47.56%	47.56%
Business acquisition, shares acquired percentge in total equity														16.23%	16.23%	29.20%	55.00%	55.00%		11.89%	11.89%
Business acquisition, cash paid														$ 9,152,000	4,770,000,000		$ 501,444,000	15,500,000,000		$ 158,817,000	275,000,000
Business acquisition, purchase price		500,000,000																	15,500,000,000
Sale of common shares																							72,780
Option to investors to buy shares														22,707	22,707					16,039	16,039
Option to investors to buy shares, purchase price													174,611,000
Option exercise period													2013-10
Percentage of interest disposed																										86.60%	86.60%	100.00%	90.90%
Nominal consideration paid in cash																								100	230.0
Short term credit facility				33,000,000	55,000,000
Credit facility interest rate				8.00%	8.00%			10.20%	10.20%		10.20%	10.20%
Borrowing maturity period				April 2014	March 2014	April 2018	April 2018	April 2016	April 2016
Borrowings on amended agreement						1,282,698,000	40,000,000,000
Number of tranches to refinance existing debt						3	3
Range of tranches interest rate	2.65%		4.95%
Secured loan obligations pledge description						25% plus 1 shares	25% plus 1 shares	25% plus 1 shares	25% plus 1 shares	25% plus 1 shares
Aggregate current borrowings						823,108,000
Long-term revolving credit facility								$ 51,811,000	1,600,000,000		$ 55,049,000	1,700,000,000